UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL - GLOBAL OPPORTUNITIES BOND FUND

FORM N-Q

SEPTEMBER 30, 2018

BRANDYWINEGLOBAL - GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 54.2%
Australia - 5.4%
Australia Government Bond, Senior Notes	2.750%	10/21/19	127,690,000	AUD	$93,091,364	(a)
New South Wales Treasury Corp.	3.500%	3/20/19	23,215,000	AUD	16,902,340
Queensland Treasury Corp.	4.000%	6/21/19	50,435,000	AUD	36,981,154	(a)
Western Australian Treasury Corp.	7.000%	10/15/19	48,285,000	AUD	36,662,228

Total Australia					183,637,086

Brazil - 4.1%
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/27	608,800,000	BRL	139,664,498

Colombia - 2.8%
Colombian TES	6.000%	4/28/28	299,184,800,000	COP	94,977,744

Indonesia - 3.5%
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/24	132,490,000,000	IDR	8,975,516
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	812,700,000,000	IDR	57,340,248
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	71,600,000,000	IDR	4,734,763
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	609,200,000,000	IDR	39,855,944
Republic of Indonesia, Senior Notes	6.625%	5/15/33	153,500,000,000	IDR	8,838,238

Total Indonesia					119,744,709

Malaysia - 6.8%
Malaysia Government Bond, Senior Notes	3.659%	10/15/20	231,170,000	MYR	56,124,456
Malaysia Government Bond, Senior Notes	4.048%	9/30/21	101,200,000	MYR	24,747,747
Malaysia Government Bond, Senior Notes	3.620%	11/30/21	42,960,000	MYR	10,384,787
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	152,460,000	MYR	37,147,891
Malaysia Government Bond, Senior Notes	3.480%	3/15/23	181,645,000	MYR	43,249,769
Malaysia Government Bond, Senior Notes	3.955%	9/15/25	59,305,000	MYR	14,292,555
Malaysia Government Bond, Senior Notes	3.900%	11/30/26	22,015,000	MYR	5,235,000
Malaysia Government Bond, Senior Notes	3.899%	11/16/27	161,820,000	MYR	38,384,674

Total Malaysia					229,566,879

Mexico - 14.1%
Mexican Bonos, Bonds	8.000%	11/7/47	1,348,900,000	MXN	71,260,540
Mexican Bonos, Senior Notes	8.500%	5/31/29	1,843,570,000	MXN	102,304,639
Mexican Bonos, Senior Notes	7.750%	11/23/34	689,000,000	MXN	35,755,175
Mexican Bonos, Senior Notes	8.500%	11/18/38	2,123,000,000	MXN	118,094,569
Mexican Bonos, Senior Notes	7.750%	11/13/42	2,936,800,000	MXN	151,185,410

Total Mexico					478,600,333

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Poland - 6.1%
Republic of Poland Government Bond	0.000%	4/25/19	278,515,000	PLN	$75,083,015
Republic of Poland Government Bond	3.250%	7/25/19	204,235,000	PLN	56,321,396
Republic of Poland Government Bond	1.500%	4/25/20	277,200,000	PLN	75,325,499

Total Poland					206,729,910

South Africa - 5.3%
Republic of South Africa Government Bond	6.500%	2/28/41	1,296,170,000	ZAR	63,890,766
Republic of South Africa Government Bond	8.750%	2/28/48	1,871,055,000	ZAR	117,651,700

Total South Africa					181,542,466

United Kingdom - 6.1%
United Kingdom Gilt, Bonds	1.750%	7/22/19	156,510,000	GBP	205,565,897	(a)

TOTAL SOVEREIGN BONDS (Cost - $2,175,652,020)					1,840,029,522

CORPORATE BONDS & NOTES - 24.5%
COMMUNICATION SERVICES - 1.8%
Media - 1.8%
NBCUniversal Enterprise Inc., Senior Notes (3 mo. USD LIBOR + 0.400%)	2.796%	4/1/21	60,365,000		60,517,647	(b)(c)

CONSUMER DISCRETIONARY - 5.3%
Automobiles - 5.3%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.380%)	2.717%	4/6/20	43,115,000		43,240,177	(b)(c)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	3.147%	4/5/21	55,550,000		55,220,251	(c)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	3.339%	1/9/20	18,460,000		18,535,141	(c)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.267%	4/13/20	61,325,000		61,720,496	(c)

TOTAL CONSUMER DISCRETIONARY					178,716,065

FINANCIALS - 14.6%
Banks - 5.1%
Citibank NA, Senior Notes (3 mo. USD LIBOR + 0.350%)	2.688%	2/12/21	51,085,000		51,118,141	(c)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.790%)	3.121%	1/10/20	12,765,000		12,855,961	(c)
Corporacion Andina de Fomento, Senior Notes	2.000%	5/10/19	24,860,000		24,743,192
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	2.820%	5/22/20	37,165,000		37,341,110	(b)(c)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	3.360%	7/26/21	45,335,000		46,143,872	(c)

Total Banks					172,202,276

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 5.9%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.760%	2/22/21	58,305,000	$58,354,470	(b)(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.060%	2/23/23	106,785,000	107,273,007	(c)
Macquarie Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.350%)	2.687%	4/4/19	34,940,000	34,965,260	(b)(c)

Total Capital Markets				200,592,737

Insurance - 3.6%
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.220%)	2.559%	9/19/19	35,395,000	35,431,182	(b)(c)
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.230%)	2.569%	1/8/21	53,835,000	53,886,717	(b)(c)
New York Life Global Funding (3 mo. USD LIBOR + 0.160%)	2.556%	10/1/20	35,155,000	35,185,478	(b)(c)

Total Insurance				124,503,377

TOTAL FINANCIALS				497,298,390

INDUSTRIALS - 1.7%
Machinery - 1.7%
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.564%	3/15/21	58,260,000	58,375,955	(c)

INFORMATION TECHNOLOGY - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Hewlett Packard Enterprise Co., Senior Notes	6.350%	10/15/45	36,026,000	37,141,441

TOTAL CORPORATE BONDS & NOTES (Cost - $828,392,230)				832,049,498

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.2%
U.S. Government Obligations - 18.2%
U.S. Treasury Bonds	2.875%	11/15/46	90,590,000	85,218,295
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Money Market Yield + 0.033%)	2.220%	4/30/20	142,570,000	142,606,618	(c)
U.S. Treasury Notes	2.875%	8/15/28	395,350,000	389,319,367

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $627,161,040)				617,144,280

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) -1.2%
Federal National Mortgage Association (FNMA) - CAS, 2014-C04, 1M2 (1 mo. USD LIBOR + 4.900%)	7.116%	11/25/24	3,144,794		$3,604,041	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05, 1M2 (1 mo. USD LIBOR + 2.200%)	4.416%	1/25/30	6,610,000		6,819,020	(c)
Fondo de Titulizacion de Activos UCI, 2017 A2 (3 mo. Euribor + 0.160%, 0.000% floor)	0.000%	12/17/49	5,569,792	EUR	5,933,444	(a)(c)
IM Pastor Fondo de Titulizacion de Activos, 2004 A (3 mo. Euribor + 0.140%, 0.000% Floor)	0.000%	3/22/44	8,645,065	EUR	9,071,198	(a)(c)
Pastor GC Hipotecario, 2005 A2 (3 mo. Euribor + 0.170%, 0.000% floor)	0.000%	6/21/46	13,208,855	EUR	13,600,320	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $43,120,802)					39,028,023

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,674,326,092)					3,328,251,323

			SHARES
SHORT-TERM INVESTMENTS - 2.2%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $75,623,925)	1.969%		75,623,925		75,623,925

TOTAL INVESTMENTS - 100.3% (Cost - $3,749,950,017)					3,403,875,248
Liabilities in Excess of Other Assets - (0.3)%					(8,655,585)

TOTAL NET ASSETS - 100.0%					$3,395,219,663

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
Euribor	— Euro Interbank Offered Rate
GBP	— British Pound
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
ZAR	— South African Rand

At September 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	111,742,619	ZAR	1,523,700,000	HSBC Bank USA, N.A.	10/5/18	$4,097,612
ZAR	699,700,000	USD	51,925,673	HSBC Bank USA, N.A.	10/5/18	(2,493,888)
ZAR	824,000,000	USD	61,715,589	HSBC Bank USA, N.A.	10/5/18	(3,502,367)
TRY	388,600,000	USD	80,271,013	HSBC Bank USA, N.A.	10/12/18	(16,497,667)
USD	8,433,593	TRY	42,900,000	HSBC Bank USA, N.A.	10/12/18	1,393,252
USD	8,813,934	TRY	46,200,000	HSBC Bank USA, N.A.	10/12/18	1,232,029
USD	8,892,978	TRY	46,400,000	HSBC Bank USA, N.A.	10/12/18	1,278,250
USD	8,984,507	TRY	47,900,000	HSBC Bank USA, N.A.	10/12/18	1,123,613
USD	11,232,343	TRY	56,600,000	HSBC Bank USA, N.A.	10/12/18	1,943,688
USD	11,412,347	TRY	62,300,000	HSBC Bank USA, N.A.	10/12/18	1,188,262
USD	17,401,298	TRY	86,300,000	HSBC Bank USA, N.A.	10/12/18	3,238,561
CAD	241,450,000	USD	184,293,282	Goldman Sachs Group Inc.	10/16/18	2,716,535
TRY	13,100,000	USD	2,122,833	HSBC Bank USA, N.A.	10/18/18	18,733
TRY	20,800,000	USD	3,423,868	HSBC Bank USA, N.A.	10/18/18	(23,521)
TRY	25,700,000	USD	4,098,622	HSBC Bank USA, N.A.	10/18/18	102,769
USD	3,033,681	TRY	16,600,000	HSBC Bank USA, N.A.	10/18/18	319,942
USD	8,501,552	TRY	43,000,000	HSBC Bank USA, N.A.	10/18/18	1,471,987
NOK	170,800,000	USD	21,127,109	HSBC Bank USA, N.A.	10/22/18	(120,142)
SEK	1,401,600,000	USD	159,162,399	HSBC Bank USA, N.A.	10/25/18	(1,098,842)
COP	203,190,000,000	USD	70,130,811	JPMorgan Chase & Co.	10/30/18	(1,538,006)
JPY	27,625,000,000	USD	250,482,831	JPMorgan Chase & Co.	11/13/18	(6,521,159)
NOK	1,465,600,000	USD	178,845,121	HSBC Bank USA, N.A.	11/15/18	1,582,814
AUD	132,100,000	USD	96,093,503	Morgan Stanley & Co. Inc.	11/19/18	(569,821)
SEK	317,600,000	USD	34,666,434	HSBC Bank USA, N.A.	11/20/18	1,226,054

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,114,931	EUR	21,070,000	JPMorgan Chase & Co.	12/11/18	$(500,978)
GBP	102,170,000	USD	134,387,266	Citibank N.A.	12/18/18	(684,988)
SEK	1,963,800,000	USD	222,939,951	HSBC Bank USA, N.A.	1/14/19	208,971

Total						$(10,408,307)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL - Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$1,840,029,522	—	$1,840,029,522
Corporate Bonds & Notes	—	832,049,498	—	832,049,498
U.S. Government & Agency Obligations	—	617,144,280	—	617,144,280
Collateralized Mortgage Obligations	—	39,028,023	—	39,028,023

Total Long-Term Investments	—	3,328,251,323	—	3,328,251,323

Short-Term Investments†	$75,623,925	—	—	75,623,925

Total Investments	$75,623,925	$3,328,251,323	—	$3,403,875,248

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$23,143,072	—	$23,143,072

Total	$75,623,925	$3,351,394,395	—	$3,427,018,320

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$33,551,379	—	$33,551,379

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 26, 2018